Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 5,137	$ 4,890	$ 4,756
Cost of sales	4,534	4,316	4,160
Gross profit	603	574	596
Selling, general and administrative expense	361	362	322
Asset and goodwill impairment	5	181	23
Business realignment costs	47	21	35
Other operating expense (income), net	(8)	1	11
Operating income	198	9	205
Interest expense, net	308	303	263
Intercompany interest expense (income)	0	0	0
Loss on extinguishment of debt	0	(6)	0
Other non-operating (income) expense, net	32	2	(1)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(142)	(302)	(57)
Income tax (benefit) expense	26	349	(384)
Income from continuing operations before earnings from unconsolidated entities	(168)	(651)	327
(Losses) earnings from unconsolidated entities, net of taxes	20	17	19
Net income from continuing operations		(634)	346
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(148)	(634)	346
Net Income (Loss) Attributable to Noncontrolling Interest	0	(1)	0
Net Income (Loss) Attributable to Parent	(148)	(633)	346
Comprehensive income (loss)	(286)	(577)	252
Momentive Specialty Chemicals Inc. [Member]
Net sales	2,259	2,176	2,120
Cost of sales	2,000	1,876	1,800
Gross profit	259	300	320
Selling, general and administrative expense	96	108	61
Asset and goodwill impairment	0	53	0
Business realignment costs	31	12	9
Other operating expense (income), net	(11)	(1)	8
Operating income	143	128	242
Interest expense, net	300	296	234
Intercompany interest expense (income)	(92)	(103)	(54)
Loss on extinguishment of debt		4
Other non-operating (income) expense, net	101	(45)	(10)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(166)	(24)	72
Income tax (benefit) expense	(6)	346	(371)
Income from continuing operations before earnings from unconsolidated entities	(160)	(370)	443
(Losses) earnings from unconsolidated entities, net of taxes	12	(263)	(97)
Net income from continuing operations		(633)	346
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(148)
Comprehensive income (loss)	(286)	(577)	252
Combined Subsidiary Guarantors [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	(4)	(1)	(1)
Operating income	4	1	1
Interest expense, net	0	0	0
Intercompany interest expense (income)	(1)	(1)	(1)
Loss on extinguishment of debt		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	5	2	2
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	5	2	2
(Losses) earnings from unconsolidated entities, net of taxes	31	(170)	(70)
Net income from continuing operations		(168)	(68)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	36
Comprehensive income (loss)	35	(169)	(69)
Combined Non-Guarantor Subsidiaries [Member]
Net sales	3,109	2,919	2,902
Cost of sales	2,765	2,645	2,626
Gross profit	344	274	276
Selling, general and administrative expense	265	254	261
Asset and goodwill impairment	5	128	23
Business realignment costs	16	9	26
Other operating expense (income), net	7	3	4
Operating income	51	(120)	(38)
Interest expense, net	8	7	29
Intercompany interest expense (income)	93	104	55
Loss on extinguishment of debt		2
Other non-operating (income) expense, net	(69)	47	9
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	19	(280)	(131)
Income tax (benefit) expense	32	3	(13)
Income from continuing operations before earnings from unconsolidated entities	(13)	(283)	(118)
(Losses) earnings from unconsolidated entities, net of taxes	4	4	3
Net income from continuing operations		(279)	(115)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(9)
Comprehensive income (loss)	(86)	(253)	(207)
Eliminations [Member]
Net sales	(231)	(205)	(266)
Cost of sales	(231)	(205)	(266)
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	0	0
Operating income	0	0	0
Interest expense, net	0	0	0
Intercompany interest expense (income)	0	0	0
Loss on extinguishment of debt		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	0	0
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	(27)	446	183
Net income from continuing operations		446	183
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(27)
Comprehensive income (loss)	$ 51	$ 422	$ 276